IMMATERIAL CORRECTIONS TO PRIOR PERIOD FINANCIAL STATEMENTS	12 Months Ended
Sep. 30, 2015
Accounting Changes and Error Corrections [Abstract]
IMMATERIAL CORRECTIONS TO PRIOR PERIOD FINANCIAL STATEMENTS
13.	Immaterial Corrections to Prior Period Financial Statements

The Company has determined that there had been an immaterial error in its accounting for the Series A Warrants, Series C Warrants, and Series D Warrants contained in its consolidated financial statements for the three and nine months ended June 30, 2015 filed with the Securities Exchange Commission on August 7, 2015. The Company determined that the Series A Warrants, Series C Warrants and Series D Warrants should have been presented in stockholders’ equity instead of as a liability. The Company assessed the materiality of this error in accordance with Staff Accounting Bulletin No. 99, Materiality, and the Company determined that, qualitatively,, the amounts would have no bearing on the decision making process of a reasonable investor. The Company intends to revise its consolidated financial statements for the periods ended June 30, 2015 through subsequent periodic filings. An adjustment was made to correct the error by increasing additional paid-in capital by $5,721,957, decreasing the long-term derivative liabilities, net of current portion by $6,344,817 and decreasing the fair value mark to market of derivative by $622,860

The following table sets forth the effects of the adjustments discussed above on the consolidated balance sheet as at June 30, 2015.

	Previously	Increase
	Reported	(Decrease)	Restated
	$	$	$
Liabilities
Derivative liabilities, net of current portion	6,344,817	(6,344,817)	-
Total long-term liabilities	7,491,377	(6,344,817)	1,146,560
Total liabilities	9,383,266	(6,344,817)	3,038,449

Stockholders’ deficit
Additional paid-in capital	8,566,193	5,721,957	14,288,150
Accumulated deficit	(14,624,760)	(622,860)	(14,001,900)
Total stockholders’ deficit	(6,065,411)	6,344,817	279,406

The following table sets forth the effects of the adjustments discussed above on the consolidated statement of operations for the three and nine months ended June 30, 2015

	Three months ended			Nine Months Ended
	Previously Reported	Increase (Decrease)	Restated	Previously Reported	Increase (Decrease)	Restated
	$	$	$	$	$	$
(Increase)/decrease to fair value of derivative	(925,384)	(622,860)	(302,524)	2,924,064	(622,860)	3,546,924
Total other income (expense)	(57,016)	(622,860)	565,844	2,013,925	(622,860)	2,636,785
Net (loss)/income	(1,395,245)	(622,860)	(772,385)	(1,850,066)	(622,860)	(1,227,206)

The following table sets forth the effects of the adjustments discussed above on the consolidated statement of cash flow as at June 30, 2015

	Previously Reported	Increase (Decrease)	Restated
	$	$	$
Net (loss)	(1,850,066)	(622,860)	(1,277,206)
Decrease to fair value of derivative	(2,924,064)	622,860	(3,546,924)